Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ 5,607	$ (1,979)
Foreign exchange gains (losses) on:
Translation of foreign operations	(1,301)	1,755
Net investment hedges	183	(415)
Insurance finance income (expenses)	(9,745)	58,772
Reinsurance finance income (expenses)	787	(6,364)
Fair value through OCI investments:
Unrealized gains (losses) arising during the year on assets supporting insurance and investment contract liabilities	9,251	(47,494)
Reclassification of net realized gains (losses) and provision for credit losses recognized in income	256	1,347
Other	37	159
Total items that may be subsequently reclassified to net income	(532)	7,760
Items that will not be reclassified to net income	(70)	16
Other comprehensive income (loss), net of tax	(602)	7,776
Total comprehensive income (loss), net of tax	5,005	5,797
Total comprehensive income (loss) attributed to:
Non-controlling interests	18	17
Participating policyholders	334	(177)
Shareholders and other equity holders	4,653	5,957
Income tax expenses (recoveries) on:
Unrealized foreign exchange gains (losses) on translation of foreign operations	(1)	2
Unrealized foreign exchange gains (losses) on net investment hedges	13	(29)
Insurance / reinsurance finance income (expenses)	(1,853)	12,002
Unrealized gains (losses) on fair value through OCI investments	1,863	(9,599)
Reclassification of net realized gains (losses) on fair value through OCI investments	(8)	270
Other	(20)	65
Total income tax expenses (recoveries)	$ (6)	$ 2,711